Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended
	Oct. 31, 2024	Oct. 21, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Aug. 31, 2026
Select STOXX Europe Aerospace & Defense ETF
Account Value [Line Items]
Accumulated Value	$ 9,853	$ 10,000	$ 10,028	$ 9,694	$ 10,667	$ 12,309	$ 13,423	$ 14,284	$ 16,190	$ 17,235	$ 16,658	$ 16,823	$ 18,794	$ 17,749	$ 16,151	$ 16,868	$ 18,269	$ 18,728	$ 16,437	$ 16,369	$ 17,153	$ 16,980	$ 18,093	$ 17,894
S&P 500® Index
Account Value [Line Items]
Accumulated Value	9,745	10,000	10,317	10,071	10,352	10,217	9,641	9,576	10,178	10,696	10,936	11,158	11,565	11,836	11,865	11,872	12,044	11,953	11,357	12,549	13,210	13,084	13,075	13,432
STOXX® Europe TMI Aerospace & Defense
Account Value [Line Items]
Accumulated Value	$ 9,695	$ 10,000	$ 9,663	$ 9,687	$ 10,507	$ 10,360	$ 9,667	$ 10,138	$ 10,746	$ 11,349	$ 10,086	$ 10,205	$ 10,899	$ 10,464	$ 10,074	$ 10,536	$ 11,540	$ 11,565	$ 10,360	$ 11,621	$ 11,970	$ 11,553	$ 11,042	$ 11,312